Investment in Associated Companies (Additional Information - ZIM) (Narrative) (Details) $ in Thousands		1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 13, 2023 USD ($)	Mar. 31, 2022 ₪ / shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($)	Jan. 31, 2021 shares	Nov. 30, 2021 ₪ / shares	Nov. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of associates [line items]
Initial public offering, shares issued | shares									8,000	8,000
Total equity				$ 2,280,286					$ 2,295,918	$ 2,280,286	$ 1,276,008	$ 711,788
Operating profit/loss from continuing operations									2,825	22,541	23,013
Profit/loss for the year									349,659	875,317	504,225
Impairment loss recognised in profit or loss									929,000		43,505
Borrowings				1,210,114					1,163,071	1,210,114
Proceeds from repurchase of notes									0	262,750	280,874
Z I M Member
Disclosure of associates [line items]
Initial public offering, shares issued | shares						15,000,000
Total equity				4,600,000					5,900,000	4,600,000
Working capital				2,300,000					1,600,000	2,300,000
Operating profit/loss from continuing operations									6,100,000	5,800,000	722,000
Profit/loss for the year									4,600,000	4,600,000	524,000
Impairment loss recognised in profit or loss									928,809	0	(43,505)
Kenon's share of the dividends	$ 151,000
Investments in associates				1,354,212					427,059	$ 1,354,212
Recognized gain (loss) on dilution				$ 39,000					$ 3,000
Number of shares sold | shares			6,000,000	1,200,000
Number of shares being exercised | shares									407,000	5,200,000
Average price of shares sold | ₪ / shares		₪ 77					₪ 58
Value of shares sold			$ 463,000					$ 67,000
Gain on sale of shares by Kenon			$ 205					$ 30
Proportion of ownership interest in associate			26.00%					28.00%	21.00%	26.00%
Z I M Member | Initial Public Offering [Member]
Disclosure of associates [line items]
Issue of equity					$ 225,000
Recognized gain (loss) on dilution									$ 10,000
Proportion of ownership interest in associate										32.00%
Z I M Member | Initial Public Offering [Member] | Fully diluted basis [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate										28.00%
Z I M Member | Minimum [Member]
Disclosure of associates [line items]
Total equity											430
Z I M Member | Maximum [Member]
Disclosure of associates [line items]
Total equity											$ 585